CERTIFICATION OF
    STRONG CONSERVATIVE EQUITY FUNDS, INC.
               on behalf of the following series:
                 Strong Blue Chip 100 Fund

STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Blue Chip 100 Fund's Prospectus and Statement of Additional Information dated June 30, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 12 (File No. 33-61358;
811-7656), which was filed with the Securities and Exchange
Commission on June 27, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.  The form of Strong Blue Chip 100 Fund's Prospectus and
Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.  The text of the Post-Effective Amendment has been filed electronically.

                              STRONG CONSERVATIVE EQUITY FUNDS, INC.


                              /s/ John S. Weitzer
                              -------------------------
                              By   John S. Weitzer
                              Title:    Vice President


Dated: July 2, 1997